Insurance and reinsurance - Summary of Insurance and Reinsurance Contracts by Measurement Components (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	$ 785	$ 681
Insurance contract liabilities for segregated funds	(3,161)	(2,632)
Insurance contract liabilities excluding segregated funds	(18,038)	(16,394)
Insurance contract liabilities	(21,199)	(19,026)
Reinsurance contract held assets	1,660	1,582
Reinsurance contract held liabilities	(32)	(18)
Estimates of present value of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	1,929	1,790
Insurance contract liabilities for segregated funds	(3,071)	(2,553)
Insurance contract liabilities excluding segregated funds	(13,943)	(11,955)
Insurance contract liabilities	(17,014)	(14,508)
Reinsurance contract held assets	391	327
Reinsurance contract held liabilities	(68)	(42)
Risk adjustment for non-financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	(595)	(544)
Insurance contract liabilities for segregated funds	(19)	(15)
Insurance contract liabilities excluding segregated funds	(1,978)	(2,308)
Insurance contract liabilities	(1,997)	(2,323)
Reinsurance contract held assets	538	469
Reinsurance contract held liabilities	10	6
CSM [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	(549)	(565)
Insurance contract liabilities for segregated funds	(71)	(64)
Insurance contract liabilities excluding segregated funds	(2,117)	(2,131)
Insurance contract liabilities	(2,188)	(2,195)
Reinsurance contract held assets	731	786
Reinsurance contract held liabilities	26	18
CSM for insurance contracts, net of reinsurance contracts held	$ (1,980)	$ (1,956)